Benefit Plans and Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Mar. 29, 2025	Oct. 01, 2024	Oct. 01, 2023	Sep. 21, 2022	Dec. 20, 2021	Sep. 21, 2021	Sep. 17, 2020	Oct. 07, 2019	Jun. 20, 2019	Nov. 01, 2005	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022	Jan. 19, 2022	Mar. 27, 2021	Mar. 26, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	0										0		32,000	257,000
Shares reserved for issuance															1,500,000
Warrants and rights outstanding expire date	Aug. 20, 2022										Aug. 20, 2022
Additional compensation expense										$ 0
Class A Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right oustanding warrants exercisable during period, shares											0	0	0
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance																1,796,088
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement closing stock price												$ 8.18
Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense											$ 500	$ 300	$ 400
Share based compensation arrangement closing stock price	$ 1.16										$ 1.16	$ 3.34
Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted											143,829	70,000	35,584
Number of shares outstanding	231,621										231,621	96,688	35,584	0
Share based compensation arrangement by share based payment award equity instruments other than options vested in period											8,896	8,896
Share based compensation arrangement fair value of cash settled based on intrinsic value	$ 400										$ 400	$ 400	$ 400
Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding	331,764										331,764	740,482	750,482
Share based compensation arrangement by share based payment award equity instruments other than options vested in period											408,718	10,000
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense											$ 0	$ 200	$ 300
Number of shares outstanding	0										0	0	50,000	50,000
Share based compensation arrangement by share based payment award equity instruments other than options vested in period												50,000	0
Share based compensation arrangement fair value of cash settled based on intrinsic value	$ 0										$ 0	$ 0	$ 500
Modification of certain awards from cash settled to equity settled					$ 900
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards					325,000
Equity Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense											$ 0	$ 30	$ 500
Number of shares outstanding	0										0	0	325,000
Share based compensation arrangement by share based payment award equity instruments other than options vested in period												325,000
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	0										0
Exercise price	$ 1.43										$ 1.43
Expiration period											10 years
Total compensation cost for recognized expenses											$ 0	$ 0	$ 0
Shares reserved for issuance																1,000,000	1,000,000
Share-based compensation arrangement by share-based payment award, options, expirations in period	12,000
Omnibus LTIP [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation grants in period gross											0
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards													0
Omnibus LTIP [Member] | Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted			70,000	35,584		61,470	223,878	157,890	86,954
Number of shares outstanding	231,621										231,621	96,688	35,584
Share based compensation arrangement by share based payment award equity instruments other than options vested in period					750,482
Modification of certain awards from cash settled to equity settled					$ 4,600
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards		143,829									8,896	8,896
Omnibus LTIP [Member] | Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding	331,764										331,764	740,482	750,482
Share based compensation arrangement by share based payment award equity instruments other than options conversion to equity settled awards											408,718	10,000
Omnibus LTIP [Member] | Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted							375,000
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price	$ 1.16										$ 1.16
Options outstanding	20,000										20,000
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation recognized liability												$ 100
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable	10,000										10,000
Share based compensation grants in period gross												0	0